BlackRock ETF Trust

BlackRock Advantage Large Cap Income ETF

BlackRock Enhanced Short-Term Bond ETF

BlackRock Future Financial and Technology ETF

BlackRock Future Health ETF

BlackRock Future U.S. Themes ETF

BlackRock Large Cap Core ETF

BlackRock Large Cap Growth ETF

BlackRock Large Cap Value ETF

BlackRock Long-Term U.S. Equity ETF

BlackRock U.S. Equity Factor Rotation ETF

BlackRock U.S. Industry Rotation ETF

BlackRock ETF Trust II

BlackRock Flexible Income ETF

BlackRock AAA CLO ETF

BlackRock High Yield Muni Income Bond ETF

BlackRock Total Return ETF

BlackRock Floating Rate Loan ETF

BlackRock Short-Term California Muni Bond ETF

BlackRock Intermediate Muni Income Bond ETF

BlackRock High Yield ETF

iShares U.S. ETF Trust

BlackRock Short Duration Bond ETF

BlackRock Short Maturity Municipal Bond ETF

BlackRock Ultra Short-Term Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund

Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF

[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF

[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

Shareholders should retain this Supplement for future reference.